Document and Entity Information	Jul. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2022
Entity Registrant Name	ECB Bancorp, Inc. /MD/
Entity Incorporation, State or Country Code	MD
Entity File Number	333-263449
Entity Tax Identification Number	88-1502079
Entity Address, Address Line One	419 BROADWAY
Entity Address, City or Town	EVERETT
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02149
City Area Code	617
Local Phone Number	387-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001914605